PROPERTY, PLANT AND EQUIPMENT - Additional Information (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Interest and exchange rate differences capitalized			$ 2,336,289
Interest and exchange rate differences capitalized	7.00%
Impairment loss on property, plant and equipment		$ 297,737
Cement masonry cement and lime cash generating unit
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate, cash flow projections	15.70%
Concrete cash generating unit
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate, cash flow projections	15.70%
Aggregates cash generating units
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate, cash flow projections	15.70%
Rail services cash generating unit
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate, cash flow projections	16.40%